RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current Assets	€ 89,274	€ 6,585
Current liabilities	11,558	3,960
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Current Assets	150	351
Current liabilities	829	292
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Current Assets	1,337	1,187
Current liabilities	2,427	743
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Current Assets	1,734	5,047
Current liabilities	6,699	€ 2,925
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Current Assets
Current liabilities	1
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Current Assets	290
Current liabilities	1,444
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Current Assets	85,763
Current liabilities	€ 158